Cover	6 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	0-30314
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Entity Address, Address Line One	Craigmuir Chambers
Entity Address, Address Line Two	Road Town
Entity Address, Address Line Three	Tortola
Entity Address, Postal Zip Code	VG1110